Schedule of net financial result (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total financial expenses	R$ (918)	R$ (786)	R$ (436)
Total financial revenues	188	343	236
Net financial result	(730)	(443)	(200)
Cost of debt [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(543)	(474)	(247)
Cost and discount of receivables [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(51)	(31)	(34)
Monetary restatement (liabilities) [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(13)	(11)	(8)
Interest on leasing liabilities [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(292)	(219)	(138)
Other financial expenses [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	(19)	(51)	(9)
Cash and cash equivalents profitability [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	87	39	57
Monetary restatement (assets) [member]
IfrsStatementLineItems [Line Items]
Total financial expenses	93	299	175
Other Financial Revenues [Member]
IfrsStatementLineItems [Line Items]
Total financial expenses	R$ 8	R$ 5	R$ 4